Revenue from contracts with customers and trade receivables (Details 8) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Jul. 31, 2017 USD ($)
Advance from customers | ₨	₨ 761	₨ 360
Contract liabilities | ₨	₨ 761	₨ 360
Equivalent consideration of equity shares | $			$ 30
Further milestone payments | $			$ 40